S000047352 [Member] Investment Strategy - iShares Short Maturity Municipal Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Under normal circumstances, the Fund primarily invests in U.S. dollar-denominated, investment-grade short-term fixed- and floating-rate municipal securities with remaining maturities of five years or less, such as municipal bonds, municipal notes and variable rate demand obligations, as well as money market instruments and registered investment companies. Investment-grade securities are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody's”), or, if unrated, determined by the Fund's management team to be of equivalent quality. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer at the time of issuance, generally excludable from gross income for U.S. federal income tax purposes. The Fund may invest up to 20% of its net assets in municipal securities that pay interest that is subject to the federal AMT. Issuers may be states, territories and possessions of the U.S., including the District of Columbia, and their political subdivisions, agencies and instrumentalities. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.5 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. The calculation of the Fund's weighted average maturity is based on the constituent securities' final maturity date or, for amortizing securities such as asset-backed and mortgage-backed securities, their weighted average life (i.e., the average length of time that each dollar of unpaid principal on the security remains outstanding).
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund’s Statement of Additional Information (“SAI”) for further information.